Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	3.95650%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,173,958.21

Principal:
Principal Collections	$21,544,872.92
Prepayments in Full	$12,217,010.55
Liquidation Proceeds	$592,076.42
Recoveries	$65,642.18
Sub Total	$34,419,602.07
Collections	$37,593,560.28

Purchase Amounts:
Purchase Amounts Related to Principal	$55,249.83
Purchase Amounts Related to Interest	$248.24
Sub Total	$55,498.07

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,649,058.35

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,649,058.35
Servicing Fee	$644,389.84	$644,389.84	$0.00	$0.00	$37,004,668.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,004,668.51
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,004,668.51
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,004,668.51
Interest - Class A-3 Notes	$1,978,701.07	$1,978,701.07	$0.00	$0.00	$35,025,967.44
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$34,620,547.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,620,547.44
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$34,427,909.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,427,909.44
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$34,427,909.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,427,909.44
Regular Principal Payment	$22,545,105.98	$22,545,105.98	$0.00	$0.00	$11,882,803.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,882,803.46
Residual Released to Depositor	$0.00	$11,882,803.46	$0.00	$0.00	$0.00
Total		$37,649,058.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,545,105.98
Total					$22,545,105.98

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,545,105.98	$42.31	$1,978,701.07	$3.71	$24,523,807.05	$46.02
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$22,545,105.98	$14.28	$2,576,759.07	$1.63	$25,121,865.05	$15.91

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$515,063,184.05	0.9667102	$492,518,078.07	0.9243958
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$698,403,184.05	0.4423241	$675,858,078.07	0.4280454

Pool Information
Weighted Average APR	4.918%	4.927%
Weighted Average Remaining Term	40.59	39.83
Number of Receivables Outstanding	27,542	26,878
Pool Balance	$773,267,806.64	$738,126,581.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$729,982,132.61	$707,437,026.63
Pool Factor	0.4593572	0.4384817

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$30,689,555.09
Targeted Overcollateralization Amount	$62,268,503.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,268,503.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$732,015.20
(Recoveries)		52	$65,642.18
Net Loss for Current Collection Period			$666,373.02
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0341%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5869%
Second Prior Collection Period			0.4197%
Prior Collection Period			0.6576%
Current Collection Period			1.0582%
Four Month Average (Current and Prior Three Collection Periods)			0.6806%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,504	$11,368,570.29
(Cumulative Recoveries)			$1,373,717.52
Cumulative Net Loss for All Collection Periods			$9,994,852.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5937%

Average Realized Loss for Receivables that have experienced a Realized Loss			$7,558.89
Average Net Loss for Receivables that have experienced a Realized Loss			$6,645.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	243	$9,351,217.46
61-90 Days Delinquent	0.24%	42	$1,755,469.97
91-120 Days Delinquent	0.05%	7	$370,567.00
Over 120 Days Delinquent	0.08%	16	$598,033.51
Total Delinquent Receivables	1.64%	308	$12,075,287.94

Repossession Inventory:
Repossessed in the Current Collection Period		19	$734,418.19
Total Repossessed Inventory		34	$1,299,124.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2258%
Prior Collection Period			0.2396%
Current Collection Period			0.2418%
Three Month Average			0.2358%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3691%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$3,367,032.94
2 Months Extended	119	$4,837,639.13
3+ Months Extended	19	$634,256.98

Total Receivables Extended	234	$8,838,929.05

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer